Balance Sheet Components - Other Liabilities, Non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components
Contingent consideration, non-current	$ 632	$ 1,172
Deferred tax liability (Note 14)	1,102	1,102
Revenue participation liability, non-current (Note 9)	27,595
Other		10,287
Total Other liabilities, non-current - subtotal	29,329	12,561
Less: Other liabilities, non-current from liabilities of discontinued operations, non-current		(9,000)
Total Other liabilities, non-current	$ 29,329	$ 3,561